Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.47%
Aerospace & Defense–0.84%
Curtiss-Wright Corp.	195,393	$24,654,689
Airlines–0.55%
Spirit Airlines, Inc.(b)(c)	621,558	16,123,215
Apparel Retail–1.31%
Ross Stores, Inc.	351,218	38,230,079
Apparel, Accessories & Luxury Goods–1.30%
Tapestry, Inc.	1,026,926	38,016,801
Application Software–8.44%
Aspen Technology, Inc.(b)	140,332	17,232,770
Citrix Systems, Inc.	277,784	29,825,668
Manhattan Associates, Inc.(b)	315,816	48,329,322
Paylocity Holding Corp.(b)	179,717	50,392,647
Pegasystems, Inc.	128,713	16,359,422
Q2 Holdings, Inc.(b)	228,469	18,309,506
Synopsys, Inc.(b)	222,839	66,720,225
		247,169,560
Asset Management & Custody Banks–1.29%
Northern Trust Corp.	349,684	37,699,432
Auto Parts & Equipment–1.01%
Visteon Corp.(b)	312,039	29,453,361
Automotive Retail–2.50%
CarMax, Inc.(b)	302,477	38,704,957
O’Reilly Automotive, Inc.(b)	56,389	34,457,062
		73,162,019
Biotechnology–0.95%
Seagen, Inc.(b)	163,790	27,811,542
Building Products–1.31%
Trane Technologies PLC	222,816	38,469,182
Cable & Satellite–0.97%
Altice USA, Inc., Class A(b)	1,376,272	28,516,356
Casinos & Gaming–0.97%
Caesars Entertainment, Inc.(b)	253,340	28,445,015
Construction Materials–1.59%
Vulcan Materials Co.	274,749	46,476,541
Data Processing & Outsourced Services–1.94%
Fiserv, Inc.(b)	523,650	56,816,025
Distillers & Vintners–1.51%
Constellation Brands, Inc., Class A	209,862	44,215,825
Diversified Chemicals–0.96%
Eastman Chemical Co.	279,233	28,129,932
Drug Retail–0.46%
Walgreens Boots Alliance, Inc.	285,217	13,419,460
Shares		Value
Electric Utilities–0.94%
American Electric Power Co., Inc.	338,446	$27,475,046
Electrical Components & Equipment–3.13%
Hubbell, Inc.	258,017	46,615,932
Rockwell Automation, Inc.	153,578	45,158,075
		91,774,007
Electronic Equipment & Instruments–2.08%
Keysight Technologies, Inc.(b)	371,462	61,027,492
Environmental & Facilities Services–1.22%
Republic Services, Inc.	298,740	35,866,724
Financial Exchanges & Data–1.46%
Intercontinental Exchange, Inc.	371,475	42,652,760
Food Distributors–1.44%
Sysco Corp.	538,615	42,281,278
Gas Utilities–1.42%
Atmos Energy Corp.	472,070	41,636,574
General Merchandise Stores–1.07%
Dollar General Corp.	147,693	31,331,593
Health Care Equipment–1.97%
Boston Scientific Corp.(b)	518,169	22,483,353
Teleflex, Inc.(c)	93,632	35,257,130
		57,740,483
Health Care Facilities–0.97%
Tenet Healthcare Corp.(b)	429,695	28,548,936
Health Care Services–1.74%
Guardant Health, Inc.(b)(c)	166,075	20,761,036
LHC Group, Inc.(b)	191,708	30,080,902
		50,841,938
Health Care Supplies–1.79%
Cooper Cos., Inc. (The)	83,445	34,488,653
DENTSPLY SIRONA, Inc.	310,352	18,015,933
		52,504,586
Health Care Technology–0.92%
Veeva Systems, Inc., Class A(b)	93,454	26,930,639
Homebuilding–1.56%
D.R. Horton, Inc.	544,924	45,757,268
Hotels, Resorts & Cruise Lines–2.40%
Choice Hotels International, Inc.	285,983	36,139,672
Expedia Group, Inc.(b)	209,103	34,271,981
		70,411,653
Human Resource & Employment Services–1.88%
ASGN, Inc.(b)	300,930	34,047,220
Korn Ferry	289,614	20,956,469
		55,003,689

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Hypermarkets & Super Centers–0.97%
BJ’s Wholesale Club Holdings, Inc.(b)	518,860	$28,495,791
Industrial Machinery–3.94%
Evoqua Water Technologies Corp.(b)	1,007,460	37,840,198
ITT, Inc.	371,687	31,905,612
Stanley Black & Decker, Inc.	261,094	45,772,389
		115,518,199
Industrial REITs–1.37%
Duke Realty Corp.	839,022	40,163,983
Insurance Brokers–1.45%
Arthur J. Gallagher & Co.	286,631	42,607,698
Interactive Home Entertainment–2.23%
Electronic Arts, Inc.	251,650	35,797,212
Zynga, Inc., Class A(b)	3,938,864	29,659,646
		65,456,858
Interactive Media & Services–0.48%
Pinterest, Inc., Class A(b)	278,324	14,180,608
Internet & Direct Marketing Retail–1.08%
eBay, Inc.	453,629	31,604,332
Investment Banking & Brokerage–1.59%
Raymond James Financial, Inc.	503,764	46,487,388
IT Consulting & Other Services–0.90%
Amdocs Ltd.	346,632	26,243,509
Leisure Products–0.61%
Peloton Interactive, Inc., Class A(b)	204,297	17,784,054
Life Sciences Tools & Services–1.40%
Avantor, Inc.(b)	1,001,495	40,961,146
Managed Health Care–1.00%
Centene Corp.(b)	238,404	14,854,953
Humana, Inc.	37,066	14,424,234
		29,279,187
Metal & Glass Containers–1.21%
Silgan Holdings, Inc.(c)	920,356	35,304,856
Movies & Entertainment–0.64%
Endeavor Group Holdings, Inc., Class A(b)(c)	655,385	18,789,888
Multi-Utilities–1.23%
CMS Energy Corp.	603,325	36,036,602
Office REITs–2.17%
Alexandria Real Estate Equities, Inc.	332,651	63,559,627
Oil & Gas Equipment & Services–2.20%
Baker Hughes Co., Class A	1,409,526	34,857,578
Schlumberger N.V.	996,109	29,524,671
		64,382,249
Oil & Gas Exploration & Production–0.96%
Chesapeake Energy Corp.(c)	456,126	28,092,800
Oil & Gas Storage & Transportation–0.59%
Magellan Midstream Partners L.P.	380,608	17,348,113
Shares		Value
Pharmaceuticals–1.71%
Catalent, Inc.(b)	376,476	$50,097,661
Property & Casualty Insurance–0.87%
Progressive Corp. (The)	283,132	25,592,301
Regional Banks–3.24%
First Citizens BancShares, Inc., Class A(c)	45,770	38,591,891
Texas Capital Bancshares, Inc.(b)	216,364	12,986,167
Webster Financial Corp.(c)	795,270	43,310,404
		94,888,462
Research & Consulting Services–3.07%
CACI International, Inc., Class A(b)	229,625	60,184,712
TransUnion	264,092	29,660,173
		89,844,885
Residential REITs–1.30%
American Homes 4 Rent, Class A	995,729	37,957,190
Semiconductor Equipment–3.01%
KLA Corp.	166,872	55,820,353
MKS Instruments, Inc.	213,526	32,223,208
		88,043,561
Semiconductors–1.33%
Microchip Technology, Inc.	254,138	39,007,642
Soft Drinks–0.69%
Coca-Cola Europacific Partners PLC (United Kingdom)	365,343	20,199,814
Specialized REITs–1.26%
Lamar Advertising Co., Class A	325,250	36,899,613
Specialty Chemicals–1.13%
PPG Industries, Inc.	230,883	33,018,578
Specialty Stores–1.21%
Tractor Supply Co.	175,633	35,585,002
Thrifts & Mortgage Finance–0.74%
Rocket Cos., Inc., Class A	1,355,655	21,744,706
Total Common Stocks & Other Equity Interests (Cost $2,322,571,158)		2,913,770,003

Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	4,327,839	4,327,839
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	3,090,077	3,091,313
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	4,946,101	4,946,101
Total Money Market Funds (Cost $12,365,253)		12,365,253
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $2,334,936,411)		2,926,135,256
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.12%
Invesco Private Government Fund, 0.02%(d)(e)(f)	27,455,450	27,455,450
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	64,037,101	$64,062,716
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,518,165)		91,518,166
TOTAL INVESTMENTS IN SECURITIES–103.01% (Cost $2,426,454,576)		3,017,653,422
OTHER ASSETS LESS LIABILITIES—(3.01)%		(88,207,936)
NET ASSETS–100.00%		$2,929,445,486
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,209,834	$165,640,997	$(165,522,992)	$-	$-	$4,327,839	$1,405
Invesco Liquid Assets Portfolio, Institutional Class	3,005,518	118,314,986	(118,229,492)	301	-	3,091,313	578
Invesco Treasury Portfolio, Institutional Class	4,811,239	189,303,996	(189,169,134)	-	-	4,946,101	576
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,155,116	183,365,049	(158,064,715)	-	-	27,455,450	1,485*
Invesco Private Prime Fund	3,232,675	344,786,532	(283,956,838)	1	346	64,062,716	21,380*
Total	$17,414,382	$1,001,411,560	$(914,943,171)	$302	$346	$103,883,419	$25,424

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,913,770,003	$—	$—	$2,913,770,003
Money Market Funds	12,365,253	91,518,166	—	103,883,419
Total Investments	$2,926,135,256	$91,518,166	$—	$3,017,653,422
Invesco Main Street Mid Cap Fund®